Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Prepayments and other current assets	¥ 600,416	$ 94,218	¥ 492,927
Total current assets	4,128,152	647,796	5,007,903
Non-current assets
Investments in equity investees	28,477	4,469	57,189
Other non-current assets	8,506	1,335	10,817
Total non-current assets	342,726	53,781	334,520
Total assets	4,470,878	701,577	5,342,423
Current liabilities
Accrued expenses and other current liabilities	623,475	97,836	742,365
Income tax payable	38,337	6,016	77,361
Total current liabilities	1,335,255	209,530	1,717,273
Non-current liabilities
Long-term borrowings	1,348,046	211,538	1,128,004
Long-term liabilities			109,493
Total non-current liabilities	1,355,992	212,785	1,307,924
Total liabilities	2,691,247	422,315	3,025,197
Shareholders' Equity
Treasury shares (517,454 Class A ordinary shares as of December 31, 2020 and 2021, at cost)	(71,018)	(11,144)	(71,018)
Additional paid-in capital	3,558,821	558,457	3,560,008
Accumulated losses	(1,772,189)	(278,096)	(1,206,436)
Other comprehensive income	64,739	10,159	35,923
Total Shareholders' Equity	1,769,331	277,646	2,307,216	¥ 1,652,447	¥ 1,501,926
Total liabilities, mezzanine equity and shareholders' equity	4,470,878	701,577	5,342,423
Secoo Holding Limited
Current assets
Cash	22		759
Prepayments and other current assets	5,137		3,524
Total current assets	5,159		4,283
Non-current assets
Investments in subsidiaries	3,112,217		3,532,139
Investments in equity investees	15,939		40,633
Other non-current assets	528		1,373
Total non-current assets	3,128,684		3,574,145
Total assets	3,133,843		3,578,428
Current liabilities
Accrued expenses and other current liabilities	4,461		21,472
Income tax payable	744		743
Total current liabilities	5,205		22,215
Non-current liabilities
Long-term borrowings	1,348,046		1,128,004
Long-term liabilities			109,493
Total non-current liabilities	1,348,046		1,237,497
Total liabilities	1,353,251		1,259,712
Shareholders' Equity
Treasury shares (517,454 Class A ordinary shares as of December 31, 2020 and 2021, at cost)	(71,018)		(71,018)
Additional paid-in capital	3,558,821		3,560,008
Accumulated losses	(1,772,189)		(1,206,436)
Other comprehensive income	64,739		35,923
Total Shareholders' Equity	1,780,592		2,318,716
Total liabilities, mezzanine equity and shareholders' equity	3,133,843		3,578,428
Class A ordinary shares
Shareholders' Equity
Ordinary shares	198	31	198
Class A ordinary shares | Secoo Holding Limited
Shareholders' Equity
Ordinary shares	198		198
Class B ordinary shares
Shareholders' Equity
Ordinary shares	41	$ 6	41
Class B ordinary shares | Secoo Holding Limited
Shareholders' Equity
Ordinary shares	¥ 41		¥ 41